Goodwill, Sensitivity Analysis (Details) - USD ($) $ in Billions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Goodwill [Abstract]
Decrease in average annual revenue growth rate	2.00%	2.00%
Increase in impairment recognized due to decrease in average annual growth rate	$ 0.8
Change in long term growth rate	0.50%	0.50%
Increase in Discount Rate of 1.5% [Member]
Goodwill [Abstract]
Increase in discount rate	1.50%
Recoverable amount exceeds its carrying value	$ 1.2
Recoverable amount after changes in discount rate	0.0
Decrease in Discount Rate to 9.6% [Member]
Goodwill [Abstract]
Increase in headroom value due to decrease in discount rate	1.0
Headroom value after changes in discount or growth rate	2.2
Decrease in discount rate		9.60%
Increase in Discount Rate by 1% [Member]
Goodwill [Abstract]
Increase in discount rate		1.00%
Increase in Discount Rate to 11.6% [Member]
Goodwill [Abstract]
Increase in discount rate		11.60%
Decrease in headroom value due to increase in discount rate	0.8
Headroom value after changes in discount or growth rate	0.4
Decrease of 1.2% Average Annual Revenue [Member]
Goodwill [Abstract]
Recoverable amount exceeds its carrying value	1.2
Recoverable amount after changes in discount rate	$ 0.0
Percentage decrease in average annual revenue growth rate by product group	1.20%
0.5% Increase in Long-term Growth Rate [Member]
Goodwill [Abstract]
Headroom value after changes in discount or growth rate	$ 1.6
Increase in headroom value due to increase in long term growth rate	0.4
0.5% Decrease in Long-term Growth Rate [Member]
Goodwill [Abstract]
Headroom value after changes in discount or growth rate	0.9
Decrease in headroom value due to decrease in long term growth rate	$ 0.3
Micro Focus CGU [Member]
Goodwill [Abstract]
Change in discount rate	1.00%	1.00%